Other gains, net	6 Months Ended
Jun. 30, 2020
Other Income And Expenses [Abstract]
Other gains, net
23	Other gains, net

	For the six months ended June 30,
	2019	2020

Net exchange losses	(59)	(1,050)
Forfeiture of advances from customers (Note)	427	943
Government subsidy income	675	1,215
Others	169	280
Total	1,212	1,388

Note:

The forfeited advances from customers are recognized as other gains when the contractual obligation of the Company to provide the agreed services no longer existed legally due to passage of time.